Debt - Summary of Major Components of Debt - Interest Rates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revolver
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End	4.63%	6.30%	4.16%
Term Loan B
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 4.5	$ 4.5
Term Loan B | LIBOR
Debt Instrument [Line Items]
Reference rate	0.75%	0.75%	0.75%
Basis spread on variable rate	3.00%	3.00%
Senior Notes
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%